Income from operations - Sales composition (Detail Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income from operations [Abstract]
Revenue from sale of goods and services, presentation adjustment	€ 403	€ 178